REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Great-West Funds, Inc.:

In planning and performing our audits of the financial statements of Great-West Funds, Inc. (the “Funds”), comprising the funds listed in Appendix A, as of and for the year ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including control over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls for safeguarding securities that we consider to be a material weakness, as defined above, as of December 31, 2018.

This report is intended solely for the information and use of management and the Board of Directors of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Yours Truly,

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 22, 2019

Appendix A

Fund Listing

Great-West Government Money Market Fund

Great-West Bond Index Fund

Great-West U.S. Government Securities Fund

Great-West S&P Small Cap 600® Index Fund

Great-West Putnam High Yield Bond Fund

Great-West Large Cap Growth Fund

Great-West International Growth Fund

Great-West Core Bond Fund

Great-West International Value Fund

Great-West S&P 500® Index Fund

Great-West Mid Cap Value Fund

Great-West Invesco Small Cap Value Fund

Great-West S&P Mid Cap 400® Index Fund

Great-West Ariel Mid Cap Value Fund

Great-West International Index Fund

Great-West Putnam Equity Income Fund

Great-West Real Estate Index Fund

Great-West Small Cap Growth Fund

Great-West Inflation-Protected Securities Fund

Great-West Emerging Markets Equity Fund

Great-West Loomis Sayles Small Cap Value Fund

Great-West Multi-Sector Bond Fund

Great-West T. Rowe Price Equity/Income Fund

Great-West Short Duration Bond Fund

Great-West T. Rowe Price Mid Cap Growth Fund

Great-West Global Bond Fund

Great-West SecureFoundation® Balanced ETF Fund

Great-West Conservative Profile Fund

Great-West Moderately Conservative Profile Fund

Great-West Moderate Profile Fund

Great-West Moderately Aggressive Profile Fund

Great-West Aggressive Profile Fund

Great-West Lifetime Conservative 2015 Fund

Great-West Lifetime Conservative 2020 Fund

Great-West Lifetime Conservative 2025 Fund

Great-West Lifetime Conservative 2030 Fund

Great-West Lifetime Conservative 2035 Fund

Great-West Lifetime Conservative 2040 Fund

Great-West Lifetime Conservative 2045 Fund

Great-West Lifetime Conservative 2050 Fund

Great-West Lifetime Conservative 2055 Fund

Great-West Lifetime 2015 Fund

Great-West Lifetime 2020 Fund

Great-West Lifetime 2025 Fund

Great-West Lifetime 2030 Fund

Great-West Lifetime 2035 Fund

Great-West Lifetime 2040 Fund

Great-West Lifetime 2045 Fund

Great-West Lifetime 2050 Fund

Great-West Lifetime 2055 Fund

Great-West SecureFoundation® Balanced Fund

Great-West SecureFoundation® Lifetime 2015 Fund

Great-West SecureFoundation® Lifetime 2020 Fund

Great-West SecureFoundation® Lifetime 2025 Fund

Great-West SecureFoundation® Lifetime 2030 Fund

Great-West SecureFoundation® Lifetime 2035 Fund

Great-West SecureFoundation® Lifetime 2040 Fund

Great-West SecureFoundation® Lifetime 2045 Fund

Great-West SecureFoundation® Lifetime 2050 Fund

Great-West SecureFoundation® Lifetime 2055 Fund